Time Charters Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired		$ 20,000
Amortization of Intangible Assets	$ 7,268	218	$ 0
Accumulated amortization	7,486	218
Finite Lived Intangible Assets Net	12,514	19,782
Lena River
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 7,268	$ 218